Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, £ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 89,812		$ 122,715
Restricted cash, current and non-current	25,300	£ 20.0	36,305
Cash, cash equivalents and restricted cash	$ 115,160		$ 159,020	$ 174,981	$ 222,378